COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of contingent liabilities in respect of additional tax settlements

	December 31,	December 31,
	2018	2017
Contingent liabilities for additional taxes other than income tax	730	732
Contingent liabilities for additional income taxes	2,051	2,591